Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 152.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 5.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,498,103
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	265	290,784
Texas Water Development Board:
5.00%, 10/15/47(1)	20,000	20,446,600
5.00%, 10/15/58	2,000	2,021,469
		$ 30,256,956
Education — 5.4%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 243,734
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,586,364
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,295,600
New York State Dormitory Authority, (New York University), 5.25%, 7/1/51(1)	5,000	5,185,800
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,135,500
		$ 30,446,998
Electric Utilities — 7.6%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,183,500
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	4,665	3,334,813
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.00%, 10/1/42(2)	4,900	4,900,000
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,453,800
Seattle, WA, Municipal Light and Power Improvement Revenue, 5.00%, 3/1/53(1)	9,000	9,129,870
South Carolina Public Service Authority:
5.00%, 12/1/55	3,000	2,995,135
5.25%, 12/1/54	1,590	1,617,205
		$ 42,614,323
General Obligations — 33.8%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,130,410
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,169,600
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,180,200
Bend, OR, 5.00%, 6/1/50(1)	5,000	5,178,350
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California, 5.25%, 9/1/53(1)	$10,000	$ 10,502,900
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,103,004
Chicago, IL:
5.00%, 1/1/43	1,935	1,861,411
5.00%, 1/1/44	3,000	2,826,969
5.50%, 1/1/49	5,000	4,965,660
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	10,269,200
Houston, TX, 4.125%, 3/1/51	2,665	2,350,155
Illinois:
4.00%, 11/1/38	13,000	12,073,902
5.50%, 5/1/39	810	848,842
5.75%, 5/1/45	830	861,913
L'Anse Creuse Public Schools, MI, 5.00%, 5/1/49	2,625	2,712,600
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,160,100
Massachusetts:
5.00%, 5/1/53(1)	10,000	10,190,000
5.00%, 4/1/55	5,000	5,104,049
5.00%, 4/1/55(1)	10,000	10,208,100
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,178,800
New York, NY:
5.25%, 5/1/41(1)	7,100	7,512,439
5.25%, 5/1/42(1)	3,125	3,285,313
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/55	3,000	3,052,578
Philadelphia, PA, 5.25%, 8/1/45	1,000	1,057,479
Prosper Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(1)	10,000	10,381,900
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,152,640
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	11,814,139
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,117,300
		$ 190,249,953
Hospital — 13.5%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 777,357
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,376,286
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	5,000	4,409,126
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,026,051

Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.00%, 12/1/41(2)	$300	$ 300,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,930	4,857,342
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/54	2,390	2,393,418
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	4,125	3,660,059
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,335,534
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 4.05%, 11/1/64(2)	2,400	2,400,000
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.25%, 7/1/54(1)	5,000	5,197,550
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,425,505
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	1,600	1,481,450
5.00%, 8/15/55(3)	5,000	4,991,899
Rochester, MN, (Mayo Clinic), 4.375%, 11/15/53	3,500	3,256,622
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,995	1,808,745
5.25%, 11/1/54(1)	6,500	6,737,770
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	4,665	4,261,326
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,756,724
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,002,757
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	5,150	4,670,554
		$ 76,126,075
Housing — 9.7%
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	$3,500	$ 3,481,308
Michigan Housing Development Authority, Social Bonds, SFMR, 4.95%, 12/1/50	2,000	1,985,319
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,232,972
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.50%, 8/1/54	2,500	2,353,413
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	4,894,285
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Development Bonds, 4.95%, 11/1/58	$1,575	$ 1,569,747
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	5,000	4,727,351
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,631,092
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,275	5,934,522
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	2,640	2,622,523
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,875	3,711,995
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	831,992
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,965	1,898,702
4.95%, 7/1/53	960	959,078
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,810	1,818,339
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	4,882,235
		$ 54,534,873
Industrial Development Revenue — 4.5%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,811,237
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,558,653
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.65%, 12/1/30(2)	3,360	3,360,000
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,555,787
		$ 25,285,677
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AG), 5.00%, 8/1/27	$325	$ 325,894
		$ 325,894
Insured - Education — 4.1%
Massachusetts College Building Authority, (AG), 5.50%, 5/1/39	$700	$ 805,100

Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Massachusetts Development Finance Agency, (Boston University), (AG), 6.00%, 5/15/59	$1,105	$ 1,207,222
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	18,053,916
(AMBAC), 5.25%, 9/1/32(1)	750	851,602
University of Oklahoma, (BAM), 4.125%, 7/1/54	2,500	2,277,652
		$ 23,195,492
Insured - Electric Utilities — 2.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,543,789
(NPFG), 0.00%, 11/15/38	1,000	519,781
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,738,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	368,828
South Carolina Public Service Authority, (AG), 5.75%, 12/1/52	6,000	6,369,761
		$ 14,541,109
Insured - Escrowed/Prerefunded — 0.3%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,558,938
		$ 1,558,938
Insured - General Obligations — 5.7%
Cincinnati City School District, OH, (AG), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,040,989
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	821,497
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,271,490
Irvington Township, NJ, (AG), 0.00%, 7/15/26	4,165	4,015,408
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,118,493
Nassau County, NY, (AG), 5.00%, 4/1/43(1)	11,665	11,830,293
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,186,375
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,824,575
Trails at Crowfoot Metropolitan District No. 3, CO, (AG), 4.25%, 12/1/54	2,500	2,149,506
		$ 32,258,626
Insured - Hospital — 2.3%
California Statewide Communities Development Authority, (Enloe Medical Center), (AG), 5.375%, 8/15/57	$1,500	$ 1,520,693
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	$5,000	$ 5,032,189
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	5,000	5,267,919
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/49	1,000	1,069,931
		$ 12,890,732
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 539,410
		$ 539,410
Insured - Special Tax Revenue — 6.4%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$19,335	$ 12,250,747
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	819,380
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	18,000	20,260,744
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AG), 0.00%, 7/1/26	420	406,135
(AG), 0.00%, 7/1/27	1,120	1,047,954
Pennsylvania Turnpike Commission, (AG), 5.25%, 7/15/30	1,105	1,223,537
		$ 36,008,497
Insured - Transportation — 4.0%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/53	$6,000	$ 1,487,863
Colorado Bridge and Tunnel Enterprise, (AG), 5.25%, 12/1/54	2,500	2,578,668
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,321,627
New Jersey Turnpike Authority, (AG), (BHAC), 5.25%, 1/1/29	1,000	1,087,701
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,155	2,158,330
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/25	1,950	1,935,963
(XLCA), 0.00%, 9/1/26	1,000	954,829
		$ 22,524,981

Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.3%
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32(1)	$10,000	$ 10,217,400
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,829,163
Massachusetts Water Resources Authority, (AG), 5.25%, 8/1/35	1,000	1,176,994
		$ 13,223,557
Lease Revenue/Certificates of Participation — 1.9%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,770,442
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,049,651
		$ 10,820,093
Other Revenue — 4.0%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 5,463,952
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,270,263
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,557,690
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,779,979
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	250	255,281
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,333,549
		$ 22,660,714
Senior Living/Life Care — 2.0%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(4)	$225	$ 219,278
Green Bonds, 5.00%, 11/15/46(4)	605	534,943
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	147,184
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,155	2,953,250
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	286,244
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,837,848
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	3,500	3,111,359
		$ 11,090,106
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 13.8%
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	$4,500	$ 4,676,075
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,043,557
Michigan, (Rebuilding Michigan Program), 5.50%, 11/15/49(1)	10,000	10,588,100
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	5,000	5,080,331
5.50%, 11/1/45(1)	5,000	5,294,250
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	12,975,040
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	2,770	2,468,320
4.00%, 3/15/47	3,500	3,113,855
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,649,562
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,171,166
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,642,411
Washington Metropolitan Area Transit Authority, D.C.:
Sustainability Bonds, 4.375%, 7/15/59	5,000	4,513,750
Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	10,272,600
		$ 77,489,017
Transportation — 19.4%
Atlanta, GA, Airport General Revenue, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 10,194,000
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	10,220,800
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	3,857,754
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	16,223,040
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	10,362,900
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	3,125	3,126,942
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	2,125	2,188,856
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,172,100
Metropolitan Transportation Authority, NY:
Green Bonds, 4.75%, 11/15/45	730	712,421
Green Bonds, 5.25%, 11/15/55	1,770	1,805,400

Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/50(3)	$1,000	$ 1,000,031
New Jersey Turnpike Authority:
5.25%, 1/1/50	4,000	4,180,874
5.25%, 1/1/52	2,500	2,583,530
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	960	992,192
North Texas Tollway Authority:
4.125%, 1/1/39	5,655	5,635,620
5.00%, 1/1/48	7,500	7,504,357
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,216,166
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,064,482
5.25%, 12/1/52	2,600	2,674,004
Port Authority of New York and New Jersey, 5.00%, 1/15/55(1)	5,000	5,114,100
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,391,105
		$ 109,220,674
Water and Sewer — 4.0%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$3,340	$ 3,037,616
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue:
5.00%, 7/1/50	1,500	1,538,403
5.25%, 7/1/55	4,500	4,669,850
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,090,720
North Texas Municipal Water District, 5.00%, 9/1/51(1)	10,000	10,230,670
		$ 22,567,259
Total Tax-Exempt Municipal Obligations (identified cost $867,722,608)		$ 860,429,954

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 230,264
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	120,131
Total Taxable Municipal Obligations (identified cost $350,000)		$ 350,395
Total Investments — 153.0% (identified cost $868,072,608)		$ 860,780,349
Other Assets, Less Liabilities — (53.0)%		$(298,203,709)
Net Assets — 100.0%		$ 562,576,640
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,040,465 or 0.2% of the Fund's net assets.
At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	21.3%
New York	13.3%
Others, representing less than 10% individually	65.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 18.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.4% of total investments.

Eaton Vance
Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$860,429,954	$ —	$860,429,954
Taxable Municipal Obligations	—	350,395	—	350,395
Total Investments	$ —	$860,780,349	$ —	$860,780,349
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.